Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss for the year	$ (23,524)	$ (53,382)
Adjustments for:
Depletion and amortization	95,301	109,756
Income tax recovery	(9,096)	(32,337)
Share-based compensation expense	5,310	3,126
(Gain) loss on derivatives	(1,937)	2,834
Finance expenses, net	42,761	39,122
Unrealized foreign exchange (gain) loss	(4,345)	(15,228)
Deferred revenue deposit	8,510
Amortization of deferred revenue	(4,915)	(3,437)
Other operating activities	1,457	(1,199)
Net change in working capital	(3,327)	(6,614)
Cash provided by operating activities	106,195	42,641
Investing activities
Purchase of property, plant and equipment	(65,496)	(50,751)
Distribution of reclamation deposits		30,000
Release of restricted cash		6,200
Purchase of copper put and fuel call options	(6,025)	(2,834)
Proceeds from copper put options	6,104	241
Proceeds from the sale of marketable securities	7,270
Investment in other financial assets	(1,771)
Other investing activities	275	213
Cash used for investing activities	(59,643)	(16,931)
Financing activities
Interest paid	(32,891)	(32,011)
Repayment of equipment loans and leases	(14,362)	(18,920)
Proceeds from equipment financings		34,013
Proceeds from equity issuance, net of costs	34,299
Proceeds on exercise of options	1,018	176
Cash used for financing activities	(11,936)	(16,742)
Effect of exchange rate changes on cash and equivalents	(2,704)	(1,435)
Increase in cash and equivalents	31,912	7,533
Cash and equivalents, beginning of year	53,198	45,665
Cash and equivalents, end of year	$ 85,110	$ 53,198